NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2019
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Ecolab is a global leader in water and hygiene technologies, infection prevention solutions and services that protect people and vital resources. The Company delivers comprehensive solutions and on-site service to promote safe food, maintain clean environments, optimize water and energy use and improve operational efficiencies for customers in the food, healthcare, hospitality and industrial markets in more than 170 countries.

The Company’s cleaning and sanitizing programs and products and pest elimination services support customers in the foodservice, food and beverage processing, hospitality, healthcare, government and education, retail, textile care and commercial facilities management sectors. The Company’s products and technologies are also used in water treatment, pollution control, energy conservation, refining, steelmaking, papermaking, mining and other industrial processes.

On June 3, 2020, the Company completed the previously announced separation of its Upstream Energy business (the “ChampionX business”) in a Reverse Morris Trust transaction (the “Transaction”) through the split-off of ChampionX Holding Inc. (“ChampionX”), formed by Ecolab as a wholly owned subsidiary to hold the ChampionX business, followed immediately by the merger (the “Merger”) of ChampionX with a wholly owned subsidiary of ChampionX Corporation (f/k/a Apergy Corporation, “Apergy”).

As discussed in Note 5 Discontinued Operations Classified as Held for Sale, the ChampionX business met the criteria to be reported as discontinued operations because it was a strategic shift in business that had a major effect on the Company's operations and financial results. Therefore, the Company is reporting the historical results of ChampionX, including the results of operations and cash flows as discontinued operations, and the related assets and liabilities were retrospectively reclassified as assets and liabilities held for sale for all periods presented herein. Unless otherwise noted, the accompanying Notes to the Consolidated Financial Statements have all been revised to reflect the effect of the separation of ChampionX and all prior year balances have been revised accordingly to reflect continuing operations only.

Effective in the first quarter of 2020, and in anticipation of the separation of the Upstream Energy business, the Company created the Upstream and Downstream operating segments from the Global Energy operating segment, which was also a reportable segment. Subsequent to the separation of ChampionX, the Company will no longer report the Upstream Energy segment, which previously held the ChampionX business.

The Downstream operating segment has been aggregated into the Global Industrial reportable segment. Also, in the first quarter of 2020, the Company announced leadership changes which allow for shared oversight and focus on the Healthcare and Life Sciences operating segments and established the Global Healthcare & Life Sciences reportable segment. This segment is comprised of the Healthcare operating segment which was previously aggregated in the Global Institutional reportable segment and the Life Sciences operating segment which was previously aggregated in the Global Industrial reportable segment. Additionally, the Textile Care operating segment, which is now being reported in Other, had previously been aggregated in the Global Industrial reportable segment. The Company also renamed the Global Institutional reportable segment to the Global Institutional & Specialty reportable segment. The Company made other immaterial changes, including the movement of certain customers and cost allocations between reportable segments.

The Company is aligned into three reportable segments: Global Industrial, Global Institutional & Specialty, and Global Healthcare & Life Sciences as discussed in Note 19 Operating Segments and Geographical Information. Operating segments that were not aggregated and do not exceed the quantitative criteria to be separately reported have been combined into Other.